UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Money Market Fund
(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

Principal Amount		Maturity Date	Interest Rate	Value

	CERTIFICATES OF DEPOSIT (18.3%)

$ 18,000,000	Bank of Montreal	11/13/14	0.170%	$ 18,000,000
20,000,000	Bank of Montreal	12/10/14	0.170	20,000,000
22,000,000	Bank of Nova Scotia	10/17/14	0.160	22,000,000
15,850,000	Bank of Nova Scotia	12/10/14	0.170	15,850,000
23,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	11/06/14	0.180	23,000,000
15,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	12/12/14	0.180	15,000,000
37,000,000	Credit Suisse	12/19/14	0.220	37,000,406
36,900,000	DNB Bank ASA	11/03/14	0.160	36,900,000
25,000,000	Standard Chartered Bank	01/09/15	0.190	25,000,000
38,000,000	Svenska Handelsbanken	11/06/14	0.175	38,000,190
	Total Certificates of Deposit (Identified cost $250,750,596)			250,750,596

	COMMERCIAL PAPER (4.6%)

23,000,000	ING US Funding LLC1	10/16/14	0.200	22,998,083
15,000,000	ING US Funding LLC1	11/12/14	0.200	14,996,500
24,750,000	National Australia Funding Delaware, Inc.1,2	10/01/14	0.140	24,750,000
	Total Commercial Paper (Identified cost $62,744,583)			62,744,583

	MUNICIPAL BONDS (6.2%)

14,000,000	California State Health Facilities Financing Authority3	10/07/14	0.040	14,000,000
9,290,000	Charlotte, North Carolina3	10/07/14	0.040	9,290,000
14,000,000	Connecticut State Health & Educational Facility Authority3	10/07/14	0.030	14,000,000
9,745,000	Illinois State Finance Authority3	10/07/14	0.050	9,745,000
12,100,000	Massachusetts State Health & Educational Facilities Authority3	10/07/14	0.040	12,100,000
13,425,000	New Hampshire State Health & Education Facilities Authority3	10/07/14	0.050	13,425,000
11,875,000	University of Michigan3	10/07/14	0.050	11,875,000
	Total Municipal Bonds (Identified cost $84,435,000)			84,435,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (27.8%)

65,000,000	Fannie Mae Discount Notes1,4	11/12/14	0.064	64,995,158
35,000,000	Fannie Mae Discount Notes1	11/17/14	0.055	34,997,487
20,000,000	Fannie Mae Discount Notes1	12/03/14	0.060	19,997,900
10,000,000	Fannie Mae Discount Notes1	01/12/15	0.080	9,997,711
30,000,000	Federal Home Loan Bank Discount Notes1	10/01/14	0.075	30,000,000
85,000,000	Federal Home Loan Bank Discount Notes1,4	10/08/14	0.073	84,998,789
20,000,000	Federal Home Loan Bank Discount Notes1	12/12/14	0.033	19,998,680
25,000,000	Freddie Mac Discount Notes1	10/14/14	0.040	24,999,639
50,000,000	Freddie Mac Discount Notes1	10/27/14	0.070	49,997,472
15,000,000	Freddie Mac Discount Notes1	11/24/14	0.060	14,998,650
25,000,000	Freddie Mac Discount Notes1	11/26/14	0.060	24,997,667
	Total U.S. Government Agency Obligations (Identified cost $379,979,153)			379,979,153

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. TREASURY BILLS (23.7%)

$ 45,000,000	U.S. Treasury Bill1	10/23/14	0.025%	$ 44,999,313
55,000,000	U.S. Treasury Bill1,4	11/06/14	0.028	54,998,480
60,000,000	U.S. Treasury Bill1,4	11/13/14	0.030	59,997,850
60,000,000	U.S. Treasury Bill1	11/28/14	0.025	59,997,583
25,000,000	U.S. Treasury Bill1	12/04/14	0.015	24,999,333
50,000,000	U.S. Treasury Bill1	12/11/14	0.011	49,998,915
30,000,000	U.S. Treasury Bill1	01/08/15	0.013	29,998,969
	Total U.S. Treasury Bills (Identified cost $324,990,443)			324,990,443

	U.S. TREASURY NOTES AND BONDS (3.7%)

50,000,000	U.S. Treasury Note	01/15/15	0.250	50,032,242
	Total U.S. Treasury Notes and Bonds (Identified cost $50,032,242)			50,032,242

	REPURCHASE AGREEMENTS (12.8%)

65,000,000	JP Morgan Securities LLC (Agreement dated 9/30/14 collateralized by U.S. Treasury Note 0.750%, due 02/28/18, valued at $66,300,000)	10/01/14	0.001	65,000,000
55,000,000	RBC Capital Markets (Agreement dated 09/30/14 collateralized by FNMA 1.839%-5.900%, due 01/01/19-09/01/44, valued at $21,868,888, FHLMC 2.257%-4.500%, due 03/01/32-09/01/44, valued at $32,156,226, GNMA 4.000% due 09/20/44, valued at $2,074,886)	10/01/14	0.000	55,000,000
55,000,000	Societe Generale (Agreement dated 09/30/14 collateralized by FNMA 2.099%-4.000%, due 02/01/21-07/01/44, valued at $29,655,159, FHLMC 2.088%-2.992%, due 09/01/35-01/01/41, valued at $26,444,841)	10/01/14	0.010	55,000,000
	Total Repurchase Agreements (Identified cost $175,000,000)			175,000,000

TOTAL INVESTMENTS (Identified cost $1,327,932,017) 5			97.1%	$ 1,327,932,017
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.9%	40,123,590
NET ASSETS			100.0%	$ 1,368,055,607

_____________

1	Coupon represents a yield to maturity.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at September 30, 2014 was $ 24,750,000 or 1.8% of net assets. Unless otherwise noted, these securities are not considered illiquid.

3
Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the September 30, 2014 coupon or interest rate.

4	Coupon represents a weighted average yield.
5	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

A. FAIR VALUE MEASUREMENTS
BBH Money Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At September 30, 2014, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014.
Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level3)*	Balance as of September 30, 2014
Certificates of Deposit	$ –	$ 250,750,596	$ –	$ 250,750,596
Commercial Paper	–	62,744,583	–	62,744,583
Municipal Bonds	–	84,435,000	–	84,435,000
U.S. Government Agency Obligations	–	379,979,153	–	379,979,153
U.S. Treasury Bills	–	324,990,443	–	324,990,443
U.S. Treasury Notes and Bonds	–	50,032,242	–	50,032,242
Repurchase Agreements	–	175,000,000	–	175,000,000
Total Investments, at value	$ –	$ 1,327,932,017	$ –	$ 1,327,932,017

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of September 30, 2014, based on the valuation input levels on June 30, 2014.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Money Market Fund is managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)
BBH TRUST

/s/ Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz
Radford W. Klotz
President and Principal Executive Officer

Date: November 28, 2014

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer and Principal Financial Officer

Date:  November 28, 2014

* Print name and title of each signing officer under his or her signature.